Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022, by level within the fair value hierarchy (in thousands):
	Fair value measured as of December 31, 2023
	Fair value at December 31, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liabilities	$1,818	$1,771	$—	$47
	Fair value measured as of December 31, 2022
	Fair value at December 31, 2022	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liabilities	$129	$—	$—	$129

Schedule of Changes in Level 3 Liabilities Measured at Fair Value	The following table presents changes in Level 3 liabilities measured at fair value for the years ended December 31, 2023 and 2022 (in thousands):
Balance – January 1, 2022	$186
Change in fair value	(57)
Balance – January 1, 2023	$129
Change in fair value	(82)
Balance – December 31, 2023	$47

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:
	December 31, 2023	December 31, 2022
Strike price (per share)	$7.32	$7.32
Contractual term (years)	3.5	4.5
Volatility (annual)	71.2%	72.6%
Risk-free rate	4.0%	4.0%
Dividend yield (per share)	0.0%	0.0%